Plant and equipment, net and allowance on guarantee (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		$ 59,791	$ 524
Impairment		385	0	$ 0
Less: accumulated depreciation		(1,087)	(13)
Plant and equipment, net		58,319	511
Leasehold land and buildings
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	[1]	57,320	499
Machinery and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		7	2
Vehicles and office equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		22	23
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		$ 2,442	$ 0

[1]	Including leasehold land and buildings with a carrying value of $52.1 million as of December 31, 2018 which are pledged against the banking facilities of HK$215.32 million ($27.61 million) of a company beneficially owned by Luk Lai Ching Kimmy (see Note 9(d) and (e) above). The financial guarantee in the form of property pledge of $974 as of December 31, 2018 was measured at fair value on the basis of estimation of the probability that the borrower would be unable to either repay the loan or fulfil the loan contract terms (the default risk) and the amount that would be recovered at events of default (the recovery rate).